OPERATING RISK (Details Textual)	Sep. 30, 2017
Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage	4.57%
Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage	10.35%